Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consist of the following:
	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Software	1,277,753	1,277,753	163,586
Less: accumulated amortization	(1,165,704)	(1,277,753)	(163,586)
Intangible assets, net	112,049	—	—